Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Changes in accounting policy and future accounting developments	Future accounting developments
There are a number of new accounting pronouncements issued by the IASB with an effective date of
1 January 2027. This includes IFRS 18 Presentation and Disclosure in Financial Statements which replaces IAS 1
Presentation of Financial Statements and IFRS 19 Subsidiaries without Public Accountability: Disclosures. The impact of these standards is being assessed and they have not yet been endorsed for use in the UK.
The IASB has issued its annual improvements and a number of amendments to the IFRS Accounting Standards effective 1 January 2026, including Amendments to IFRS 9 Financial Instruments and Amendments to IFRS 7
Financial Instruments Disclosure. These improvements and amendments are not expected to have a significant impact on the Group.